Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit
Total	€ (24)	€ 408	€ (343)
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	48	(482)	(76)
(Loss)/gain from change in demographic assumptions	(2)	163	55
(Loss)/gain from change in financial assumptions	(100)	613	(301)
Experience gain/(loss)	32	108	(26)
Change in asset ceiling, excluding amounts included in interest expense	(2)	6	5
Total	€ (24)	€ 408	€ (343)